Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 8,410,489	$ 5,093,277
General and administrative	12,268,909	1,990,086
Operating loss	(20,679,398)	(7,083,363)
Interest and other income (expense), net	(30,593)	(100,252)
Loss before income taxes	(20,709,991)	(7,183,615)
Income tax benefit (expense)
Net loss	(20,709,991)	(7,183,615)
Other comprehensive income (loss):
Change in unrealized gain on short-term investments		(133)
Comprehensive loss	$ (20,709,991)	$ (7,183,748)
Net loss per share of common stock, basic and diluted	$ (2.79)
Weighted average number of shares used in computing net loss per share of common stock, basic and diluted	7,413,579